Fees Summary	Feb. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,653,000
Previously Paid Amount	0.00
Total Fee Amount	253.07
Total Offset Amount	0.00
Net Fee	253.07
Narrative - Max Aggregate Offering Price	$ 1,653,000
Final Prospectus	true